NON-WHOLLY OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 9,120	$ 11,451
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	9,012	11,059	$ 12,058
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	3,709	3,651	5,148
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	2,213	2,465	2,773
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	3,090	4,943	$ 4,137
Individually Immaterial Subsidiaries
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 108	$ 392